Profit before income tax expense (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Profit before income tax expense [abstract]
Total interest expense on borrowing	¥ 10,982,230	¥ 10,225,069		¥ 7,267,490
Less: amounts capitalized in property, plant and equipment	495,818	476,065		449,964
Interest expenses charged in consolidated statement of comprehensive income	10,486,412	9,749,004	[1],[2]	6,817,526	[1],[2]
Auditors' remuneration-audit services	68,750	64,160		43,610
Operating leases charge	377,162	364,756		331,496
Fuel	105,736,173	92,737,304	[2]	56,617,542	[2]
Depreciation of property, plant and equipment	20,466,423	20,180,830	[2]	14,815,620	[2]
Amortization of land use rights	344,068	341,125	[2]	225,707	[2]
Amortization of other non-current assets	105,623	113,878	[2]	121,388	[2]
Impairment loss of property, plant and equipment (Note 7)	989,778	1,046,195	[2]	1,063,735	[2]
Impairment loss for land use rights (Note 11)	0	108,590	[2]	51,981	[2]
Impairment loss of mining rights (Note 13)	135,085	0	[2]	0	[2]
Impairment loss of goodwill (Note 15)	409,371	0	[2]	0	[2]
Impairment loss of other non-current assets	8,432	5,008	[2]	0	[2]
Recognition of loss allowance for receivables	40,967	27,682	[2]	89,498	[2]
Recognition/(reversal) of provision for inventory obsolescence (Note 17)	253,816	(263)		(256)
Net (gain)/ loss on disposals of non-current assets	(42,506)	616,456	[1]	590,049	[1]
Government grants	(521,380)	(421,912)		(396,467)
Gain on a bargain purchase	0	0		(129,921)
Included in other investment income [abstract]
Gains on disposal of available-for-sale financial assets		(1,479,732)		(932,738)
Dividends on available-for-sale financial assets		(124,918)		(103,037)
Dividends on other equity instruments investment	(1,168)
Gains on disposal of subsidiaries	0	(52,330)		0
Loss on disposal of a joint venture (Note 41(b))	270,741	0		0
Included in (gain)/loss on fair value changes of financial assets/liabilities
Contingent consideration of the business combination	(746,850)	(859,547)		0
Loss on fair value changes of trading derivatives	¥ 20,007	¥ 2,761		¥ 12,986

[1]	Huaneng Shandong Power Generation Co., Ltd. ("Shandong Power") completed the acquisition of equity interests of certain companies from Taishan Power Limited Company ("Taishan Power"), see Note 41 for details. As the acquisition is a business combination under common control, the transaction is accounted for under merger accounting method under PRC GAAP. The assets and liabilities acquired in business combinations are measured at the carrying amounts of the acquirees in the consolidated financial statements of the ultimate controlling party on the acquisition date. The operating results for all periods presented are retrospectively restated as if the current structure and operations resulting from the acquisition had been in existence from the date when the acquirees first became under the control of the same ultimate controlling party. Therefore the relevant comparative figures in the segment information were restated under PRC GAAP while the acquisition is accounted for using acquisition method under IFRS.
[2]	The Company and its subsidiaries have initially applied IFRS 15 and IFRS 9 at 1 January 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).